CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 202,180	$ 125,581
Trade and other receivables	12,303	10,099
Value added taxes receivable	33,864	38,587
Inventories	62,524	63,690
Other financial assets	49,781	62,380
Prepaid expenses and other	8,169	8,720
Total current assets	368,821	309,057
Non-current assets
Mining interests	1,034,522	998,835
Property, plant and equipment	378,630	406,294
Right-of-use assets	23,898	27,284
Deposits on non-current assets	5,720	6,430
Trade and other receivables	5,000	0
Non-current restricted cash	106,072	125,573
Non-current value added taxes receivable	10,750	14,150
Deferred tax assets	46,375	88,732
Total assets	1,979,788	1,976,355
Current liabilities
Trade and other payables	103,895	94,413
Unearned revenue	580	2,301
Current portion of debt facilities	825	832
Current portion of lease liabilities	16,215	17,370
Income taxes payable	22,792	5,222
Total current liabilities	144,307	120,138
Non-current liabilities
Debt facilities	208,657	218,980
Lease liabilities	11,320	19,332
Decommissioning liabilities	159,067	151,564
Other liabilities	5,587	5,592
Non-current income taxes payable	19,685	23,612
Deferred tax liabilities	80,094	79,017
Total liabilities	628,717	618,235
Equity
Share capital	1,978,101	1,879,971
Equity reserves	90,028	88,025
Accumulated deficit	(717,058)	(609,876)
Total equity	1,351,071	1,358,120
Total liabilities and equity	$ 1,979,788	$ 1,976,355